Derivative Liability - Schedule of Fair Value Assumptions Used for Measurement (Details) (10-K)	12 Months Ended
Dec. 31, 2018 Number $ / shares
Stock price | $ / shares	$ 4.00
Conversion/ Exercise price	4.00
Minimum [Member]
Derivative liability, term	1 month 27 days
Maximum [Member]
Derivative liability, term	2 months 30 days
Risk Free Rate [Member]
Derivative liability, measurement input	0.53
Volatility [Member]
Derivative liability, measurement input	2.75
Dividend Rate [Member]
Derivative liability, measurement input	0.00